Benefits offered to employees (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of short-term benefits

	2025	2024

Health care	323	301
Pension plan	131	114
Transport	92	92
Meals	72	66
Life insurance	16	12
Training	12	19
Other	21	21

	667	625

Schedule of long term incentive plan

Flat	Grant Date	End of Grace Period	Settlement Method	Qty. on 12/31/2023	Granted Qty.	(-) Canceled	(-) Exercised	Qty. on 12/31/2024	(+) Granted	(-) Canceled	(-) Exercised	Qty on 12/31/2025	Fair value of the share R$*

2021 Plan	05/10/21	05/10/24	Shares	516,539		(9,173)	(507,366)
2021 Plan	05/10/21	05/10/24	Cash	140,900		(948)	(139,952)

2022 Plan	05/17/22	05/17/25	Shares	505,408		(9,488)	(116,140)	379,780			(379,780)
2022 Plan	05/17/22	05/17/25	Cash	131,787		(9,774)	(1,501)	120,512		(1,518)	(118,994)

2023 Plan	09/06/23	09/06/26	Shares	931,050		(23,076)	(337,838)	570,136		(27,326)	(62,866)	479,944	23.02
2023 Plan	09/06/23	09/06/26	Cash	208,206		(22,332)	(4,052)	181,822		(7,234)	(21,414)	153,174	14.91

2024 Plan	06/05/24	06/06/27	Shares		1,500,574		(546,055)	954,519		(87,421)	(65,263)	801,835	18.19
2024 Plan	06/05/24	06/06/27	Cash		350,753	(13,621)	(1,629)	335,503		(9,460)	(17,177)	308,866	14.91

2025 Plan	06/16/25	06/16/28	Shares						1,999,093	(184,313)	(115,091)	1,699,689	10.15
2025 Plan	06/16/25	06/16/28	Cash						496,690	(9,375)	(19,663)	467,652	14.91

(*) (i) Values in monetary units; (ii) the fair value of the cash-settled plans is USD 2.71, presented in Brazilian Reais.

Schedule of amounts in statement of financial position

	2025	2024

Novamont Braskem America (i)		70
Pension plan Braskem Idesa	38	33
Pension plan Braskem Europe and Netherlands	177	190

Defined benefit	215	293

Health care (ii)	293	325
Bradesco saúde
Total obligations	508	618

Fair value of plan assets (i)	(2)	(67)

Consolidated net balance (non-current liabilities)	506	551

(i)	In April 2025, Braskem America formally resolved to terminate the Novamont Plan, a decision that was also ratified by the local trade union. In October 2025, an agreement was signed with Delaware Life Insurance Company (“Delaware Life”), the company selected to serve as the insurer for future payments to plan participants, and the settlement of the updated obligations was completed. In November 2025, the risks previously assumed under the plan by Braskem America were transferred to Delaware Life, resulting in no remaining liability for Braskem as of December 31, 2025.
(ii)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

Schedule of changes in obligation and fair value

			2025			2024

	Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total

Balance at beginning of year	325	293	618	368	252	620
Current service cost	4	8	12	5	9	14
Interest cost	34	13	47	31	14	45
Benefits paid	(16)	(79)	(95)	(17)	(7)	(24)
Actuarial losses (gain)	(54)	(15)	(69)	(62)	4	(58)
Exchange variation		(5)	(5)		21	21

Balance at the end of the year	293	215	508	325	293	618

Schedule of actuarial assumptions

						(%)
			2025			2024

	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands

Discount rate	7.22	3.50	3.50	7.46	3.10	3.10
Inflation rate	3.00	2.00	2.00	3.00	2.00	2.00
Rate of increase in future salary levels	n/a	3.25	3.25	n/a	3.25	3.25
Rate of increase in future pension plan	n/a	2.00	2.00	n/a	2.25	2.25
Aging factor	2.50	n/a	n/a	2.50	n/a	n/a
Medical inflation	3.25	n/a	n/a	3.25	n/a	n/a
Duration (in years)	10.17	n/a	n/a	12.12	n/a	n/a

Schedule of sensitivity analysis

Impact on the defined benefit obligation
	Premise change		Premise increase		Premise reduction
	Health care	Pension plan	Health care	Pension plan	Health care	Pension plan

Discount rate	1.0%	0.25%	25	(5)	29	6
Rate of increase in future pension plan	1.0%	0.25%	(7)	5	(7)	(5)
Life expectancy	1.0%	1 ano	34	4	(28)	(5)